UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/18 is included with this Form.

Value Line Capital Appreciation Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (84.5%)
CONSUMER DISCRETIONARY (15.2%)
	APPAREL (0.7%)
45,000	NIKE, Inc. Class B	$2,989,800
	AUTO MANUFACTURERS (0.8%)
13,000	Tesla, Inc. *(1)	3,459,690
	ENTERTAINMENT (3.0%)
182,000	Lions Gate Entertainment Corp. Class A (1)	4,701,060
36,000	Vail Resorts, Inc.	7,981,200
		12,682,260
	HOME BUILDERS (0.9%)
88,000	Toll Brothers, Inc.	3,806,000
	INTERNET (3.9%)
6,400	Amazon.com, Inc. *	9,262,976
24,500	Netflix, Inc. *	7,236,075
		16,499,051
	MEDIA (1.5%)
93,000	Comcast Corp. Class A	3,177,810
33,000	Walt Disney Co. (The)	3,314,520
		6,492,330
	RETAIL (4.4%)
22,000	Home Depot, Inc.	3,921,280
72,000	Starbucks Corp.	4,168,080
70,000	TJX Companies, Inc. (The)	5,709,200
25,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	5,106,750
		18,905,310
		64,834,441
CONSUMER STAPLES (3.1%)
	BEVERAGES (2.1%)
24,000	Constellation Brands, Inc. Class A	5,470,080
57,000	Monster Beverage Corp. *	3,260,970
		8,731,050
	COSMETICS & PERSONAL CARE (1.0%)
29,000	Estee Lauder Companies, Inc. (The) Class A	4,341,880
		13,072,930
ENERGY (4.6%)
	OIL & GAS (4.6%)
108,000	Anadarko Petroleum Corp.	6,524,280
35,000	Diamondback Energy, Inc. *	4,428,200
25,000	Pioneer Natural Resources Co.	4,294,500
69,000	Schlumberger Ltd.	4,469,820
		19,716,800
FINANCIALS (10.9%)
	BANKS (6.2%)
360,000	Bank of America Corp.	10,796,400
115,000	Citigroup, Inc.	7,762,500
70,000	JPMorgan Chase & Co.	7,697,900
		26,256,800
	DIVERSIFIED FINANCIAL SERVICES (4.7%)
8,000	BlackRock, Inc.	4,333,760
205,000	Blackstone Group L.P. (The)	6,549,750
105,000	Charles Schwab Corp. (The)	5,483,100
122,000	Invesco Ltd.	3,905,220
		20,271,830
		46,528,630
HEALTHCARE (23.0%)
	BIOTECHNOLOGY (13.8%)
165,000	Alexion Pharmaceuticals, Inc. *	18,390,900
17,000	Biogen, Inc. *	4,654,940
46,000	BioMarin Pharmaceutical, Inc. *	3,729,220
127,000	Celgene Corp. *	11,329,670
103,000	Exact Sciences Corp. *(1)	4,153,990
210,000	Exelixis, Inc. *	4,651,500
40,000	Intercept Pharmaceuticals, Inc. *(1)	2,460,800
57,000	Vertex Pharmaceuticals, Inc. *	9,289,860
		58,660,880
	HEALTHCARE PRODUCTS (2.4%)
50,000	Edwards Lifesciences Corp. *	6,976,000
38,000	Nevro Corp. *(1)	3,293,460
		10,269,460
	PHARMACEUTICALS (5.5%)
40,000	DexCom, Inc. *(1)	2,966,400
31,000	Jazz Pharmaceuticals PLC *	4,680,690
104,000	Pfizer, Inc.	3,690,960
150,000	TESARO, Inc. *(1)	8,571,000
44,000	Zoetis, Inc.	3,674,440
		23,583,490
	SOFTWARE (1.3%)
87,000	Medidata Solutions, Inc. *	5,464,470
		97,978,300
INDUSTRIALS (1.2%)
	AIRLINES (1.2%)
90,000	Delta Air Lines, Inc.	4,932,900
INFORMATION TECHNOLOGY (25.7%)
	COMMERCIAL SERVICES (1.4%)
80,000	PayPal Holdings, Inc. *	6,069,600
	COMPUTERS (1.3%)
34,000	Apple, Inc.	5,704,520

1

March 31, 2018

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (3.1%)
110,000	Visa, Inc. Class A (1)	$13,158,200
	INTERNET (9.2%)
38,000	Alibaba Group Holding, Ltd. ADR *(1)	6,974,520
8,300	Alphabet, Inc. Class A *	8,608,262
75,000	Facebook, Inc. Class A *	11,984,250
56,000	GrubHub, Inc. *(1)	5,682,320
125,000	Zendesk, Inc. *	5,983,750
		39,233,102
	SEMICONDUCTORS (3.6%)
22,000	BROADCOM, Ltd.	5,184,300
73,000	Intel Corp.	3,801,840
120,000	Micron Technology, Inc. *	6,256,800
		15,242,940
	SOFTWARE (6.2%)
178,000	Activision Blizzard, Inc.	12,007,880
22,000	Adobe Systems, Inc. *	4,753,760
34,000	Salesforce.com, Inc. *	3,954,200
35,000	ServiceNow, Inc. *	5,790,750
		26,506,590
	TELECOMMUNICATIONS (0.9%)
85,000	Cisco Systems, Inc.	3,645,650
		109,560,602
REAL ESTATE (0.8%)
	REITS (0.8%)
22,000	American Tower Corp. REIT	3,197,480
TOTAL COMMON STOCKS (Cost $286,288,163) (84.5%)		359,822,083

Principal
Amount		Value
ASSET-BACKED SECURITIES (0.5%)
$400,000	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/22	393,096
250,000	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	248,650
97,843	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	97,262
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,098
100,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73%, 4/9/20	99,991
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	150,288
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	249,098
100,000	GE Capital Credit Card Master Note Trust, Series 2012-2, Class A, 2.22%, 1/15/22	99,744
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	248,750
460,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	455,937
100,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	99,233
TOTAL ASSET-BACKED SECURITIES (Cost $2,316,996) (0.5%)		2,291,147
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.8%)
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	102,786
94,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	94,048
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (3)	101,865
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	251,400
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.50%, 11/25/45 (2)(3)	250,252
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.16%, 4/25/46 (2)(3)	120,346
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.63%, 11/25/47 (2)(3)	252,997
183,596	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	175,045
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	140,214
237,158	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	239,534
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	246,775
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class A4, 3.24%, 3/15/45	100,147
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	246,656
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	385,264
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	149,222
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	199,531
233,458	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	229,592

2

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	$203,408
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,600,172) (0.8%)		3,489,082
CORPORATE BONDS & NOTES (4.3%)
BASIC MATERIALS (0.2%)
	CHEMICALS (0.1%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	234,688
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	203,737
		438,425
	IRON & STEEL (0.0%)
32,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22	32,832
	MINING (0.1%)
150,000	Glencore Funding LLC, Guaranteed Notes, 4.13%, 5/30/23 (1)(2)	150,978
150,000	Kinross Gold Corp., Guaranteed Notes, 5.95%, 3/15/24	161,175
		312,153
		783,410
COMMUNICATIONS (0.5%)
	INTERNET (0.1%)
155,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	171,706
150,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	156,000
		327,706
	MEDIA (0.2%)
200,000	CBS Corp., Guaranteed Notes, 3.70%, 8/15/24	198,754
125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	127,738
145,000	Comcast Corp., Guaranteed Notes, 4.05%, 11/1/52	136,099
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	155,482
125,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40	143,431
150,000	Time Warner, Inc., Guaranteed Notes, 3.80%, 2/15/27	145,025
		906,529
	TELECOMMUNICATIONS (0.2%)
263,000	AT&T, Inc., Senior Unsecured Notes, 4.30%, 2/15/30 (2)	261,498
150,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24	150,237
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	259,288
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	253,081
		924,104
		2,158,339
CONSUMER, CYCLICAL (0.3%)
	AUTO MANUFACTURERS (0.1%)
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	199,915
100,000	Nissan Motor Acceptance Corp., Senior Unsecured Notes, 2.35%, 3/4/19 (2)	99,777
		299,692
	AUTO PARTS & EQUIPMENT (0.1%)
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	177,625
100,000	Goodyear Tire & Rubber Co. (The), Guaranteed Notes, 5.00%, 5/31/26	97,250
		274,875
	HOME BUILDERS (0.1%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	152,536
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	151,665
100,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	98,750
		402,951
	LEISURE TIME (0.0%)
100,000	Royal Caribbean Cruises, Ltd., Senior Unsecured Notes, 5.25%, 11/15/22	107,816
	LODGING (0.0%)
125,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	124,844
	RETAIL (0.0%)
100,000	McDonald's Corp. MTN, Senior Unsecured Notes, 4.45%, 3/1/47	103,071
		1,313,249
CONSUMER, NON-CYCLICAL (0.4%)
	BIOTECHNOLOGY (0.0%)
200,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	198,345

3

March 31, 2018

Principal
Amount		Value
	COMMERCIAL SERVICES (0.1%)
$100,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	$101,999
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	157,145
100,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	100,750
		359,894
	HEALTHCARE PRODUCTS (0.0%)
100,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	100,014
	HEALTHCARE SERVICES (0.1%)
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	125,313
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	151,500
100,000	NYU Hospitals Center, Secured Notes, 4.78%, 7/1/44	110,457
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	107,408
		494,678
	PHARMACEUTICALS (0.2%)
200,000	AbbVie, Inc., Senior Unsecured Notes, 4.70%, 5/14/45	206,244
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21	251,361
175,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	182,428
		640,033
		1,792,964
ENERGY (0.5%)
	OIL & GAS (0.3%)
150,000	Concho Resources, Inc., Guaranteed Notes, 4.88%, 10/1/47	159,206
150,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (1)	151,688
200,000	Devon Energy Corp., Senior Unsecured Notes, 4.75%, 5/15/42	204,443
100,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	97,775
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	148,213
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	147,750
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	207,952
175,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	220,959
		1,337,986
	PIPELINES (0.2%)
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	158,702
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	210,331
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	121,092
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	247,701
250,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	262,601
		1,000,427
		2,338,413
FINANCIAL (1.8%)
	BANKS (0.8%)
250,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (1)(2)	254,903
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20 (1)	99,551
150,000	Bancolombia S.A., Senior Unsecured Notes, 5.95%, 6/3/21 (1)	159,000
200,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	203,135
100,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	99,825
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	248,173
174,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	190,845
200,000	Cooperatieve Rabobank UA, Guaranteed Notes, 3.95%, 11/9/22	202,100
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20 (1)	149,709
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	125,271
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21	249,893
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	261,965
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	248,318
300,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	301,590
100,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	98,885
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	263,677
250,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22	250,668
		3,407,508
	DIVERSIFIED FINANCIAL SERVICES (0.5%)
100,000	Air Lease Corp., Senior Unsecured Notes, 3.25%, 3/1/25	95,403
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	208,950

4

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$250,000	American Express Co., Senior Unsecured Notes, 3-month LIBOR + 0.59%, 2.49%, 5/22/18 (3)	$250,144
100,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	103,853
125,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	127,969
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	247,309
250,000	International Lease Finance Corp., Senior Secured Notes, 7.13%, 9/1/18 (2)	254,164
250,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	249,792
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	242,900
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	200,918
100,000	Synchrony Financial, Senior Unsecured Notes, 3.75%, 8/15/21	100,836
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,548
		2,231,786
	INSURANCE (0.2%)
150,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	158,196
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	257,675
100,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	101,039
100,000	Radian Group, Inc., Senior Unsecured Notes, 4.50%, 10/1/24 (1)	97,750
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	161,919
		776,579
	REITS (0.3%)
150,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	148,363
125,000	Crown Castle International Corp., Senior Unsecured Notes, 4.45%, 2/15/26	126,901
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	105,239
250,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	261,353
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	102,178
100,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	105,500
100,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22	96,750
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	121,842
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	106,389
		1,174,515
		7,590,388
INDUSTRIAL (0.2%)
	ELECTRONICS (0.0%)
135,000	Allegion US Holding Co., Inc., Guaranteed Notes, 3.55%, 10/1/27	127,784
	MACHINERY DIVERSIFIED (0.0%)
150,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	162,375
	MISCELLANEOUS MANUFACTURERS (0.1%)
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	250,894
	PACKAGING & CONTAINERS (0.1%)
250,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	250,579
		791,632
TECHNOLOGY (0.1%)
	SOFTWARE (0.1%)
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	129,282
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	102,375
100,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	110,706
		342,363
UTILITIES (0.3%)
	ELECTRIC (0.2%)
150,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	161,050
100,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	103,057
250,000	Florida Power & Light Co., 4.05%, 6/1/42	258,835
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	168,020
100,000	PSEG Power LLC, Guaranteed Notes, 4.30%, 11/15/23	103,992
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	116,443
		911,397

5

March 31, 2018

Principal
Amount		Value
	GAS (0.1%)
$150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	$157,246
		1,068,643
TOTAL CORPORATE BONDS & NOTES (Cost $18,193,407) (4.3%)		18,179,401

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	199,970
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	244,643
100,000	Indonesia Government International Bond, Senior Unsecured Notes, 4.13%, 1/15/25 (1)(2)	100,734
250,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27 (1)	252,750
100,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	102,650
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	130,688
175,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	177,079
250,000	Republic of Poland Government International Bond, Senior Unsecured Notes, 4.00%, 1/22/24	259,750
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,469,885) (0.3%)		1,468,264

LONG-TERM MUNICIPAL SECURITIES (0.4%)
	CALIFORNIA (0.1%)
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	87,162
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	61,744
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	101,502
		250,408
	FLORIDA (0.0%)
75,000	Florida State Department of Environmental Protection Revenue, Build America Bonds, Revenue Bonds, Series B, 5.31%, 7/1/18	75,616
	NEW YORK (0.2%)
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	191,723
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	106,556
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	196,804
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	245,457
		740,540
	TEXAS (0.1%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	273,977
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	247,878
		521,855
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,581,353) (0.4%)		1,588,419

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
250,000	FHLB, 1.63%, 2/27/19	248,805
230,000	FHLB, 3.25%, 3/8/24	235,787
232,086	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	223,091
102,382	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	109,674
94,330	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	97,283
152,154	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	153,008
164,452	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	170,253
257,990	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	253,612
47,454	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	46,649
333,087	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	339,868
104,690	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	105,484
85,849	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	86,500
98,060	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	101,059
474,589	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	476,525
250,000	FNMA, 2.38%, 1/19/23	246,858
261,632	FNMA Pool #254954, 4.50%, 10/1/23	274,037
141,113	FNMA Pool #745275, 5.00%, 2/1/36	152,344

6

Schedule of Investments (unaudited) (continued)

Principal
Amount		Value
$145,944	FNMA Pool #844809, 5.00%, 11/1/35	$157,387
81,094	FNMA Pool #AA0466, 4.50%, 2/1/39	85,737
221,806	FNMA Pool #AB1796, 3.50%, 11/1/40	223,892
74,986	FNMA Pool #AB3218, 3.50%, 7/1/31	75,736
286,016	FNMA Pool #AB3900, 3.00%, 11/1/26	287,373
92,945	FNMA Pool #AC5822, 4.50%, 5/1/40	98,310
146,896	FNMA Pool #AD7128, 4.50%, 7/1/40	155,377
97,125	FNMA Pool #AD8529, 4.50%, 8/1/40	102,739
50,343	FNMA Pool #AH3226, 5.00%, 2/1/41	54,428
163,057	FNMA Pool #AH4493, 4.50%, 2/1/41	172,474
102,868	FNMA Pool #AI1019, 4.50%, 5/1/41	108,733
393,424	FNMA Pool #AL0657, 5.00%, 8/1/41	425,407
289,499	FNMA Pool #AQ1853, 3.00%, 11/1/42	285,031
143,318	FNMA Pool #AS0560, 4.50%, 9/1/43	150,500
88,725	FNMA Pool #AS1529, 3.00%, 1/1/29	88,929
53,375	FNMA Pool #AS3789, 4.50%, 11/1/44	56,206
102,220	FNMA Pool #AS4503, 3.00%, 2/1/30	102,329
193,327	FNMA Pool #AS4928, 3.50%, 5/1/45	194,161
89,137	FNMA Pool #AS6205, 3.50%, 11/1/45	89,439
234,911	FNMA Pool #AS7188, 4.00%, 5/1/46	241,238
50,102	FNMA Pool #AT8849, 4.00%, 6/1/43	51,735
149,046	FNMA Pool #AU1847, 3.00%, 9/1/43	146,745
130,446	FNMA Pool #AU3621, 3.00%, 7/1/43	128,434
320,583	FNMA Pool #AU5409, 3.00%, 8/1/43	312,861
86,321	FNMA Pool #AU5653, 4.00%, 9/1/43	89,068
123,198	FNMA Pool #AU6562, 3.50%, 12/1/43	124,207
69,905	FNMA Pool #AU7025, 3.00%, 11/1/43	68,825
110,076	FNMA Pool #AV3310, 4.50%, 1/1/44	115,593
150,332	FNMA Pool #AY2728, 2.50%, 2/1/30	147,844
174,206	FNMA Pool #AZ2276, 4.00%, 6/1/45	178,895
230,275	FNMA Pool #BA6555, 3.00%, 1/1/46	224,796
205,247	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	198,051
150,000	FNMA TBA, 4.00%, 4/1/48	153,929
400,000	FNMA TBA, 4.50%, 4/1/48	418,836
82,768	GNMA I Pool #539285, 3.00%, 5/15/42	81,819
126,919	GNMA II Pool #MA1520, 3.00%, 12/20/43	125,506
200,772	GNMA II Pool #MA1521, 3.50%, 12/20/43	203,851
359,382	GNMA II Pool #MA1839, 4.00%, 4/20/44	372,026
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,835,427) (2.3%)		9,619,284

U.S. TREASURY OBLIGATIONS (1.8%)
70,000	U.S. Treasury Bonds, 4.38%, 2/15/38	86,130
1,882,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,818,336
615,000	U.S. Treasury Bonds, 3.00%, 2/15/48	618,507
797,000	U.S. Treasury Notes, 1.50%, 5/31/19	790,774
775,000	U.S. Treasury Notes, 1.38%, 4/30/20	760,136
800,000	U.S. Treasury Notes, 2.00%, 11/30/22	780,906
2,104,000	U.S. Treasury Notes, 2.13%, 7/31/24	2,038,414
882,000	U.S. Treasury Notes, 2.25%, 8/15/27	845,686
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,713,828) (1.8%)		7,738,889

Shares		Value
SHORT-TERM INVESTMENTS (11.0%)
	MONEY MARKET FUNDS (11.0%)
21,743,465	State Street Institutional U.S. Government Money Market Fund, Premier Class	$21,743,465
24,889,331	State Street Navigator Securities Lending Government Money Market Portfolio (4)	24,889,331
TOTAL SHORT-TERM INVESTMENTS (Cost $46,632,796) (11.0%)		46,632,796
TOTAL INVESTMENT SECURITIES (105.9%) (Cost $377,632,027)		$450,829,365
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.9%)		(25,110,259)
NET ASSETS (5) (100%)		$425,719,106

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of March 31, 2018, the market value of the securities on loan was $41,435,162.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $41,435,162 were out on loan in exchange for $24,889,331 of cash collateral as of March 31, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $377,632,027, aggregate gross unrealized appreciation was $91,248,245, aggregate gross unrealized depreciation was $18,050,907 and the net unrealized appreciation was $73,197,338.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$359,822,083	$—	$—	$359,822,083
Asset-Backed Securities	—	2,291,147	—	2,291,147
Commercial Mortgage-Backed Securities	—	3,489,082	—	3,489,082
Corporate Bonds & Notes*	—	18,179,401	—	18,179,401
Foreign Government Obligations	—	1,468,264	—	1,468,264
Long-Term Municipal Securities*	—	1,588,419	—	1,588,419
U.S. Government Agency Obligations	—	9,619,284	—	9,619,284
U.S. Treasury Obligations	—	7,738,889	—	7,738,889
Short-Term Investments	46,632,796	—	—	46,632,796
Total Investments in Securities	$406,454,879	$44,374,486	$—	$450,829,365

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended March 31, 2018, there were no among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2018